Consolidated Balance Sheet $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 36,944,000,000	$ 1,178	$ 36,260,000,000
Financial assets at fair value through profit or loss	3,000,000	0	0
Financial assets at fair value through other comprehensive income	19,000,000	1	0
Hedging financial assets	3,000,000	0	1,000,000
Contract assets	8,576,000,000	273	8,401,000,000
Trade notes and accounts receivable, net	27,396,000,000	873	26,026,000,000
Receivables from related parties	213,000,000	7	193,000,000
Inventories	13,179,000,000	420	12,087,000,000
Prepayments	3,790,000,000	121	3,138,000,000
Other current monetary assets	23,468,000,000	748	23,408,000,000
Incremental costs of obtaining contracts	339,000,000	11	339,000,000
Other current assets	3,441,000,000	110	3,115,000,000
Total current assets	117,371,000,000	3,742	112,968,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	1,211,000,000	39	1,005,000,000
Financial assets at fair value through other comprehensive income	6,787,000,000	216	4,667,000,000
Financial assets at amortized cost	2,020,000,000	64	2,000,000,000
Investments accounted for using equity method	8,264,000,000	263	8,879,000,000
Contract assets	4,733,000,000	151	4,327,000,000
Property, plant and equipment	288,165,000,000	9,186	289,840,000,000
Right-of-use assets	10,764,000,000	343	10,912,000,000
Investment properties	12,420,000,000	396	12,302,000,000
Intangible assets	59,762,000,000	1,905	66,283,000,000
Deferred income tax assets	1,782,000,000	57	1,661,000,000
Incremental costs of obtaining contracts	1,109,000,000	35	1,222,000,000
Net defined benefit assets	9,866,000,000	315	8,884,000,000
Prepayments	5,931,000,000	189	4,461,000,000
Other noncurrent assets	5,495,000,000	175	4,886,000,000
Total noncurrent assets	418,309,000,000	13,334	421,329,000,000
TOTAL	535,680,000,000	17,076	534,297,000,000
CURRENT LIABILITIES
Short-term loans	340,000,000	11	215,000,000
Financial liabilitie at fair value through profit or loss	0	0	0
Hedging financial liabilities	0	0	2,000,000
Contract liabilities	21,296,000,000	678	16,301,000,000
Trade notes and accounts payable	15,923,000,000	508	17,743,000,000
Payables to related parties	177,000,000	6	480,000,000
Current tax liabilities	7,346,000,000	234	6,822,000,000
Lease liabilities	3,890,000,000	124	3,558,000,000
Other payables	28,716,000,000	914	26,581,000,000
Provisions	525,000,000	17	442,000,000
Current portion of long-term loans	1,900,000,000	61	8,803,000,000
Other current liabilities	957,000,000	31	1,050,000,000
Total current liabilities	81,070,000,000	2,584	81,997,000,000
NONCURRENT LIABILITIES
Long-term loans	1,600,000,000	51	1,631,000,000
Bonds payable	23,288,000,000	743	21,689,000,000
Contract liabilities	6,567,000,000	209	7,541,000,000
Deferred income tax liabilities	2,829,000,000	90	2,658,000,000
Provisions	560,000,000	18	535,000,000
Lease liabilities	7,001,000,000	223	7,334,000,000
Customers’ deposits	5,262,000,000	168	5,311,000,000
Net defined benefit liabilities	2,329,000,000	74	2,107,000,000
Other noncurrent liabilities	6,703,000,000	214	7,688,000,000
Total noncurrent liabilities	56,139,000,000	1,790	56,494,000,000
Total liabilities	137,209,000,000	4,374	138,491,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,473	77,574,000,000
Additional paid-in capital	150,923,000,000	4,811	150,054,000,000
Retained earnings
Legal reserve	77,574,000,000	2,473	77,574,000,000
Special reserve	2,676,000,000	85	2,676,000,000
Unappropriated earnings	74,364,000,000	2,371	74,362,000,000
Total retained earnings	154,614,000,000	4,929	154,612,000,000
Others	1,020,000,000	32	586,000,000
Total equity attributable to stockholders of the parent	384,131,000,000	12,245	382,826,000,000
NONCONTROLLING INTERESTS	14,340,000,000	457	12,980,000,000
Total equity	398,471,000,000	12,702	395,806,000,000
TOTAL	$ 535,680,000,000	$ 17,076	$ 534,297,000,000